Risks and concentration	12 Months Ended
Dec. 31, 2025
Risks and concentration
Risks and concentration
3.	Risks and concentration
(a)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Accounts receivable are unsecured and are derived from revenue earned through customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

The Company believes it is not exposed to significant credit risk on cash and accounts receivable.

As of December 31, 2024 and 2025, accounts receivable were US$1,514, and US$19,290, respectively.

Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2024	2025
Customer A	—	44%
Customer B	—	23%
Customer C	—	20%
Customer D	—	13%
Customer G	100%	—

Customers which contributed more than 10% of total revenues are as below:

	For the Years Ended December 31,
	2023	2024	2025
Customer A	*	*	20%
Customer E	14%	11%	13%
Customer F	*	11%	* %
*	Less than 10%
(b)	Supplier concentration

For the year ended December 31, 2023, the Company’s purchases substantially all its integrated circuits from two suppliers.

For the year ended December 31, 2024, the Company’s purchases substantially all its integrated circuits from one supplier.

For the year ended December 31, 2025, the Company’s purchases substantially all its integrated circuits from two suppliers.

Although only a limited number of manufacturers for such integrated circuits are available, management believes that they could change their suppliers within these manufacturers which provided integrated circuits on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.